Property and Equipment, net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, net [Abstract]
Depreciation and amortization expense			$ 17,508	$ 17,851
Retirement of fixed assets for no consideration		$ 38,798	$ 38,798